Acquisitions - Narrative (Details) - CompuGain - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 14, 2021
Business Combination Segment Allocation [Line Items]
Equity interest acquired (as percent)		100.00%
Purchase price consideration		$ 85.3
Acquisition related costs	$ 0.4